Note 11 - Regulatory Matters	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE
11—REGULATORY
MATTERS

Consumers National is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective-action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. Management believes as of
June 30, 2018,
Consumers National has met all capital adequacy requirements to which it is subject.

The prompt corrective action regulations provide
five
classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not
used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.

As of fiscal year-end
2018
and
2017,
Consumers met the definition of a small bank holding company and, therefore, was exempt from consolidated risk-based and leverage capital adequacy guidelines for bank holding companies. The Basel III Capital Rules became effective for Consumers National on
January
1,
2015
and certain provisions are subject to a phase-in period. The implementation of the capital conservation buffer began on
January
1,
2016
at the
0.625%
 level and will be phased in over a
four
-year period (increasing by that amount on each subsequent
January
1,
until it reaches
2.5%
 on
January
1,
2019
). The capital conservation buffer for
2018
is
1.875%.
The capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of Common Equity Tier
1
capital to risk-weighted assets above the minimum but below the conservation buffer will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall. The net unrealized gain or loss on available for sale securities is not
included in computing regulatory capital.

The following table presents actual and required capital ratios as of
June
30,
2018
 and
June 30, 2017
for Consumers National:

	Actual		Minimum Capital Required – Basel III (1)		Minimum Required To Be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2018
Common equity Tier 1 to risk-weighted assets	$43.7	12.20%	$16.1	4.50%	$23.3	6.50%
Tier 1 capital to risk weighted assets	43.7	12.20	21.5	6.00	28.7	8.00
Total Capital to risk weighted assets	47.1	13.15	28.7	8.00	35.8	10.00
Tier 1 capital to average assets	43.7	8.74	20.0	4.00	25.0	5.00

	Actual		Minimum Capital Required - Basel III (1)		Minimum Required To Be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2017
Common equity Tier 1 to risk-weighted assets Bank	$41.4	13.21%	$18.0	4.50%	$20.4	6.50%
Tier 1 capital to risk weighted assets	41.4	13.21	22.7	6.00	25.1	8.00
Total Capital to risk weighted assets	44.5	14.20	29.0	8.00	31.4	10.00
Tier 1 capital to average assets	41.4	9.06	18.3	4.00	22.9	5.00
(1)	These amounts exclude the capital conservation buffer.

As of the latest regulatory examination, Consumers National was categorized as well capitalized. There are no
conditions or events since that examination that management believes may
have changed Consumers National’s category.

Consumers’ principal source of funds for dividend payment is dividends received from Consumers National. Banking regulations limit the amount of dividends that may
be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may
be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two
years, subject to the capital requirements described above. As of
June
30,
2018
Consumers National could, without prior approval, declare a dividend of approximately
$4,448.